Income Tax - Additional Information (Details) - USD ($)	10 Months Ended
	Dec. 31, 2021	Dec. 19, 2021
Deferred tax assets, Valuation allowance	$ 584,028	$ 584,028
Domestic Tax Authority [Member]
Operating loss carry forwards		$ 155,000
Operating Loss Carry Forwards Term	indefinitely